Short-term Loan (Details) ¥ in Millions, $ in Millions		24 Months Ended
	Aug. 09, 2018 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term Loan
Weighted average interest rate for the outstanding short-term loans (as a percent)		3.14%	3.14%	2.13%
Deposits to secure short-term loan		$ 392.0	¥ 2,695.0	¥ 4,091.0
Credit facilities not utilized		933.5
Syndicated facility agreement
Short-term Loan
Short-term loan, maturity term	3 years
Aggregate amount of facilities agreement	$ 500.0
Number of mandated lead arrangers and bookrunners | item	4
Commitment fee	0.20%
Borrowings outstanding		100.0
Syndicated facility agreement | LIBOR
Short-term Loan
Basis points	0.95%
Guarantee agreements | the Company
Short-term Loan
Aggregate amount of facilities agreement		785.0
Unutilized amount of credit facilities taken by its subsidiaries		$ 177.6
Equal to or more than
Short-term Loan
Short-term loan, maturity term		1 month
Short-term loan, fixed interest rate (as a percent)		0.74%	0.74%	0.78%
Less than
Short-term Loan
Short-term loan, maturity term		1 year
Short-term loan, fixed interest rate (as a percent)		4.57%	4.57%	2.42%